CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,539,905,765	$ 210,966,225	¥ 1,186,793,974	¥ 811,996,439
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,198,776	986,228	5,260,605	6,646,312
Share-based compensation	40,177,807	5,504,337	42,598,210	53,537,815
Impairment losses on financial investments	0	0	0	8,874,750
Loss (gain) from equity in affiliates, net of tax	(10,159,031)	(1,391,782)	1,930,792	42,251,538
(Gain) loss from financial investments at equity method, net of tax	(41,118,352)	(5,633,191)	18,722,720	(30,425,847)
Dividends from equity in affiliates	7,500,000	1,027,496	15,000,000	0
Dividends from financial investments at equity method	0	0	4,912,647	0
(Gain) loss from disposal of property and equipment	(56,293)	(7,712)	148,198	(2,678)
Loss (income) from financial investments	(17,133,677)	(2,347,304)	(6,497,518)	9,525,822
Provision for accounts receivable and contract assets	35,732,133	4,895,282	12,233,743	21,835,625
Provisions for loans receivable from Xiaoying Credit Loans and other loans	225,815,327	30,936,573	233,350,276	164,641,879
Provision for contingent guarantee liabilities	241,738,132	33,117,988	67,519,980	(14,000,000)
Provision for (reversal of) credit losses on deposits to institutional cooperators	3,222,273	441,450	(673,558)	1,295,879
(Reversal of) provision for credit losses for other financial assets	155,379	21,286	86,019	(764,600)
Fair value adjustments related to Consolidated Trusts	0	0	531,202	6,168,307
Change in fair value of financial guarantee derivative	(1,038,258)	(142,241)	(24,966,242)	(137,654,096)
Deferred tax expenses (benefits)	(27,248,759)	(3,733,065)	(17,565,186)	202,305,809
Other non-cash expenses (income)	(2,152,467)	(294,886)	120,025	658,327
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(405,694,629)	(55,579,936)	(509,909,978)	(436,267,247)
Deposits to institutional cooperators	(259,047,121)	(35,489,310)	68,518,587	(271,206,554)
Prepaid expenses and other current assets	14,315,022	1,961,150	7,921,314	121,759,157
Purchase of trading financial investments	(97,916,010)	(13,414,438)	0	0
Collection of trading financial investment	10,238,000	1,402,600	0	0
Other non-current assets	(1,075,299)	(147,315)	(121,124)	1,562,738
Contingent guarantee liabilities	(116,003,939)	(15,892,474)	(5,613,471)	14,000,000
Deferred guarantee income	118,127,369	16,183,383	46,597,143	0
Financial guarantee derivative	0	0	(82,924,152)	(223,943,839)
Accrued payroll and welfare	7,946,312	1,088,640	23,089,279	19,076,221
Other taxes payable	(9,826,898)	(1,346,280)	34,130,358	36,144,805
Income taxes payable	143,866,349	19,709,609	176,410,814	152,940,513
Deposit payable to channel cooperators	(7,683,820)	(1,052,679)	0	(1,312,000)
Accrued expenses and other current liabilities	114,945,354	15,747,449	92,435,321	65,114,595
CASH PROVIDED BY OPERATING ACTIVITIES	1,523,386,291	208,703,066	1,391,444,390	626,781,729
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets	(14,223,115)	(1,948,559)	(8,468,350)	(6,055,110)
Disposal of property and equipment	107,949	14,789	18,053	5,440
Purchase of financial investments	(148,632,843)	(20,362,616)	(424,149,412)	(90,539,800)
Collection of financial investments	391,081,258	53,577,913	0	0
Collection of long-term investment	0	0	0	6,852,347
Principal payment of loans at fair value	0	0	(70,004,009)	(826,042,700)
Principal payment of loans receivables of the Consolidated Trusts and Partnerships at amortized cost	(8,695,786,212)	(1,191,317,827)	(9,090,383,262)	(7,455,098,555)
Principal collection of loans receivables of the Consolidated Trusts and Partnerships at amortized cost	9,360,488,443	1,282,381,659	8,296,900,075	6,263,466,800
Collection of loans' earnings rights from related party	0	0	0	100,000,000
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	122,034,285	16,718,629	(1,683,641,707)	(1,217,467,865)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of common shares	(182,204,126)	(24,961,863)	(24,872,828)	(146,740,902)
Proceeds from exercise of options	122,507	16,783	1,099,619	277,342
Dividends to shareholders	(116,639,508)	(15,979,547)	(58,401,356)	0
Proceeds from short-term borrowings	133,500,000	18,289,425	802,500,000	70,208,800
Repayments of short-term borrowings	(370,000,000)	(50,689,792)	(307,708,800)	(166,500,000)
Cash paid to institutional funding partners	0	0	0	(21,310,352)
Cash received from investors of Consolidated Trusts at fair value	0	0	0	98,800,000
Cash paid to investors of Consolidated Trusts at fair value	0	0	(141,288,810)	(420,225,590)
Cash received from investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost	1,698,154,102	232,646,158	3,251,997,048	2,497,000,169
Cash paid to investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost	(3,098,109,192)	(424,439,219)	(2,295,866,494)	(1,335,158,227)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,935,176,217)	(265,118,055)	1,227,458,379	576,351,240
Effect of foreign exchange rate changes	6,894,284	944,514	2,286,656	29,255,917
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(282,861,357)	(38,751,847)	937,547,718	14,921,021
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,944,507,575	266,396,446	1,006,959,857	992,038,836
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	1,661,646,218	227,644,599	1,944,507,575	1,006,959,857
Non-cash investing activities
Switch out from VC funds measured at fair value	374,471	51,302	13,968,313	0
Switch in VC funds measured at fair value	0	0	(14,342,134)	0
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	289,084,125	39,604,363	102,284,875	37,369,220
Interest paid for borrowings	24,162,853	3,310,297	23,247,119	1,991,007
Consolidated Partnerships
CASH FLOWS FROM INVESTING ACTIVITIES
Principal collection of loans at fair value	0	0	189,752,419	1,089,274,133
Shenzhen Xiaoying Microcredit Co., Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Principal collection of loans receivables of the Consolidated Trusts and Partnerships at amortized cost	3,531,243,300	483,778,349	2,360,056,343	1,706,218,237
Xiaoying Credit Loans And Revolving Loans | Shenzhen Xiaoying Microcredit Co., Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Principal payment of loans receivables of the Consolidated Trusts and Partnerships at amortized cost	(4,302,244,495)	(589,405,079)	(2,937,363,564)	(2,005,548,657)
Xiaoying Housing Loan
Adjustments to reconcile net income to net cash provided by operating activities:
Provisions for loans receivable from Xiaoying Credit Loans and other loans	(4,156,904)	(569,494)	(4,213,234)	(6,066,176)
Reversal of provision for loan receivable from Xiaoying Housing Loans	(4,156,904)	(569,494)	(4,213,234)	(6,066,176)
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Housing Loans	¥ 12,813,750	$ 1,755,477	¥ 5,617,646	¥ 8,088,235